Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provisions

The account breaks down as follows as of the indicated dates:

	12.31.18	12.31.17	01.01.17
For Administrative, Disciplinary and Criminal Penalties	5,306	7,357	10,134
For Termination Benefits	86,926	109,295	83,322
Others	1,357,091	780,608	615,757

Total	1,449,323	897,260	709,213

Summary of Changes in Provisions

Changes for FY 2017 are disclosed below:

			Decreases
	Balances at					Balances
	Beginning of				Inflation	as of
Item	Year	Increases	Reversals	Uses	effect	12.31.17
Provisions	709,213	554,042	(48,493)	(148,917)	(168,585)	897,260

Total	709,213	554,042	(48,493)	(148,917)	(168,585)	897,260